Related Party Balance and Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Related Parties Transactions

Balance with a related party

			June 30,	December 31,
		Nature of	2025	2025	2025
Name of related parties	Relationship	transactions	HKD	HKD	US$

Galaxy Accounting & Tax Services Limited	Mr. Lao and Mr. Kenneth But being the directors	Amount due from a related party	$-	$20,000	$2,570

Transactions with related parties

			For the six months ended December 31,
		Nature of	2024	2025
Name of related parties	Relationship	transactions	HKD	HKD	US$
Noah Trust (Asia) Limited	Mr. Kenneth But being one of its directors	Payroll outsourcing service fee income	$3,000	$3,000	$385
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Referral service fee income	$6,455	$60,925	$7,828
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Employment service fee expense	$23,357	$23,384	$3,000